(LOSS) EARNINGS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Anti-dilutive shares excluded from diluted weighted average number of shares	1,021,156	158,000